RELATED PARTY TRANSACTIONS - Avanti Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jul. 31, 2024	Sep. 30, 2016
RELATED PARTY TRANSACTIONS
Derivative liabilities	$ 273,702		$ 273,702		$ 234,389	$ 4,229,478
Interest expense	844,000	$ 86,000	1,348,000	$ 573,000
Global Impex LLC
RELATED PARTY TRANSACTIONS
Notes acquired							$ 279,000
Sponsor
RELATED PARTY TRANSACTIONS
Derivative liabilities						158,000
Interest expense	$ 0	$ 5,100	$ 0	$ 10,300
Unsecured promissory note | Chief executive officer
RELATED PARTY TRANSACTIONS
Interest expense					23,107	18,209
2016 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount					$ 0	$ 179,910			$ 248,000
2024 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount							$ 279,000	$ 93,000